Share-Based Payments - Movement in Share Options (Details)	12 Months Ended
	Jun. 30, 2019 GBP (£) shares	Jun. 30, 2018 GBP (£) shares	Jun. 30, 2017 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	0	0	0
Options granted during the year (in shares)	594,028	0	0
Options exercised during the year (in shares)	0	0	0
Options forfeited during the year (in shares)	33,859	0	0
Options outstanding, ending balance (in shares)	560,169	0	0
Weighted average exercise price (in gbp per share) | £	£ 19.59	£ 0	£ 0
Weighted average remaining contractual life	2	0	0
CSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	125,545	125,545	176,980
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	94,040	0	0
Options forfeited during the year (in shares)	0	0	51,435
Options outstanding, ending balance (in shares)	31,505	125,545	125,545
Weighted average exercise price (in gbp per share) | £	£ 0.59	£ 0.82	£ 0.82
Weighted average remaining contractual life	5	6	7
Vesting period	5 years
Expiration period	10 years
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	3,440,465	3,440,465	3,440,465
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	2,724,917	0	0
Options forfeited during the year (in shares)	0	0	0
Options outstanding, ending balance (in shares)	715,548	3,440,465	3,440,465
Weighted average exercise price (in gbp per share) | £	£ 0	£ 0	£ 0
Weighted average remaining contractual life	17	19	20
Expiration period	25 years
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	1,277,700	983,500	698,750
Options granted during the year (in shares)	0	329,700	452,000
Options exercised during the year (in shares)	72,601	0	0
Options forfeited during the year (in shares)	76,400	35,500	167,250
Options outstanding, ending balance (in shares)	1,128,699	1,277,700	983,500
Weighted average exercise price (in gbp per share) | £	£ 0	£ 0	£ 0
Weighted average remaining contractual life	6	7	8
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	0	0	0
Options granted during the year (in shares)	875,044	0	0
Options exercised during the year (in shares)	46,000	0	0
Options forfeited during the year (in shares)	44,200	0	0
Options outstanding, ending balance (in shares)	784,844	0	0
Weighted average exercise price (in gbp per share) | £	£ 0	£ 0	£ 0
Weighted average remaining contractual life	3	0	0
Bonus Payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	360,345	0	0
Options granted during the year (in shares)	0	360,345	0
Options exercised during the year (in shares)	117,110	0	0
Options forfeited during the year (in shares)	0	0	0
Options outstanding, ending balance (in shares)	243,235	360,345	0
Weighted average exercise price (in gbp per share) | £	£ 0	£ 0	£ 0
Weighted average remaining contractual life	2	3	0
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	10,000	0	0
Options granted during the year (in shares)	0	10,000	0
Options exercised during the year (in shares)	10,000	0	0
Options forfeited during the year (in shares)	0	0	0
Options outstanding, ending balance (in shares)	0	10,000	0
Weighted average exercise price (in gbp per share) | £	£ 0	£ 4.58	£ 0.00
Weighted average remaining contractual life	0	1	0
Vesting period	3 years